Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted weighted average common shares outstanding (in Shares) (in Shares)	5,969,086	1,773,889	5,663,424	1,684,734	2,927,853	1,282,098
Diluted loss per common share from continuing operations (in Dollars per share)	$ (0.52)	$ (11.56)	$ (1.00)	$ (24.76)	$ (20.35)	$ (24.24)
Diluted earnings (loss) per common share from discontinued operations (in Dollars per share)		(5.11)	0.02	(5.82)	(6.98)	(0.19)
Diluted loss per common share (in Dollars per share)	$ (0.52)	$ (16.67)	$ (0.98)	$ (30.58)	$ (27.33)	$ (24.44)